Changes in Number of Shares Issued (Detail) - shares		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stockholders Equity Note [Line Items]
Exercise of stock options	[1]	866,900
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance		1,322,777,628	1,248,714,760	1,102,544,220
Exercise of stock options		866,900	804,300	499,000
Conversion of convertible bonds		0	73,258,568	145,671,540
Ending balance		1,323,644,528	1,322,777,628	1,248,714,760

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.